Capital management (Tables)	3 Months Ended
Mar. 31, 2024
Capital management
Schedule of Company's rating

Rating (1)

	Standard & Poor´s	Moody´s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	negative	negative	negative

(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.